Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 173,438	$ 210,256	$ 203,850
Other comprehensive income (loss), net of tax:
Net unrealized gain (loss) during the period on available-for-sale debt securities, net of tax of $(6,220), $(8,917) and $6,156	20,528	30,278	(14,980)
Reclassification adjustment of net (gain) loss included in net income during the period from sale of available-for-sale securities, net of tax of $3,456, $2 and $0	(11,572)	(7)	0
Other comprehensive income (loss) on available-for-sale securities, net of tax	8,956	30,271	(14,980)
Net unrealized gain (loss) during the period on borrowing cash flow hedges, net of tax of $2,204, $6,854 and $(5,684)	(7,295)	(23,273)	18,259
Other comprehensive income (loss) on borrowing cash flow hedges, net of tax	(7,295)	(23,273)	18,259
Other comprehensive income (loss)	1,661	6,998	3,279
Comprehensive income	$ 175,099	$ 217,254	$ 207,129